SHARE-BASED COMPENSATION - Warrants By Expiration Date (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 5.00
Warrants
SHARE-BASED COMPENSATION
Exercise Price (in dollar per share)	$ 9.80	$ 11.29	$ 0.16
Warrants Outstanding	44,258,882	35,418,078	1,968,300